RELATED PARTY TRANSACTIONS AND BALANCES - Prepaid expenses (Details)	12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Related Party Transaction [Line Items]
Total prepaid expenses - related parties	¥ 275,000	$ 41,059	¥ 433,000
Founders
Related Party Transaction [Line Items]
Total prepaid expenses - related parties	¥ 275,000	$ 41,059	363,000
Founder Family Member
Related Party Transaction [Line Items]
Total prepaid expenses - related parties			¥ 70,000